GREAT-WEST FUNDS, INC.

Great-West Invesco Small Cap Value Fund

Institutional Class Ticker: MXMYX

Investor Class Ticker: MXSVX

(the “Fund”)

Supplement dated June 28, 2018 to the Prospectus and Summary Prospectus for the

Fund, each dated April 30, 2018, as supplemented, and the Statement of Additional Information for Great-West Funds, Inc., dated April 30, 2018

Effective June 28, 2018 (the “Effective Date”), Donna Wilson is no longer a portfolio manager to the Fund. All references to Donna Wilson in the Prospectus, Summary Prospectus and Statement of Additional Information are hereby deleted in their entirety as of the Effective Date.

As of the Effective Date, Brian Morandi, CFA is a portfolio manager to the Fund. The following changes are made to the Prospectus, Summary Prospectus, and Statement of Additional Information, as applicable:

The table titled “Portfolio Managers” in the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Title	Length of Service as Portfolio Manager of Fund
Glen E. Murphy, CFA	Co-Lead Portfolio Manager; Global Head of Portfolio Management	2008
Anthony J. Munchak, CFA	Portfolio Manager	2008
Francis M. Orlando, CFA	Portfolio Manager	2008
Michael J. Abata, CFA	Co-Lead Portfolio Manager, Director of Research	2011
Brian Morandi, CFA	Portfolio Manager	2018

Under the sub-section “Invesco Advisers, Inc.” of the “Sub-Adviser” section on page 8 of the Prospectus, the following paragraph is hereby incorporated:

“Brian Morandi, CFA, is a Portfolio Manager for the Invesco Quantitative Strategies (IQS) team. Prior to joining Invesco in 2016, Mr. Morandi held positions at Euclid Advisors LLC, Tradewinds Global Investors, NWQ, Muzinich Company, NorthStar Funds, and Ark Asset Management. Mr. Morandi entered the financial industry in 1983 and earned a B.A. degree from the University at Albany, State University of New York, and an M.B.A. from New York University’s Stern School of Business.”

Under the “Other Accounts Managed” section on page 57 of the Statement of Additional Information, the following table is hereby deleted in its entirety and replaced with the following:

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Michael Abata, CFA	15	$10,509	6	$808	14	$1,385	0	$0	0	$0	2	363
Anthony Munchak, CFA	11	$10,332	6	$808	14	$1,385	0	$0	0	$0	2	363
Francis Orlando, CFA	11	$10,332	6	$808	14	$1,385	0	$0	0	$0	2	363
Glen Murphy, CFA, Co-Lead	11	$10,332	6	$808	14	$1,385	0	$0	0	$0	2	363
Brian Morandi, CFA*	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

*The information is provided as of May 31, 2018.

Under the “Ownership of Securities” section on page 58 of the Statement of Additional Information, the following is hereby deleted in its entirety and replaced with the following:

“The portfolio managers did not own any shares of the Fund as of June 28, 2018.”

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary Prospectus, each dated April 30, 2018, and the Statement of Additional Information for Great-West Funds, Inc., dated April 30, 2018.

Please keep this Supplement for future reference.